Organization - Schedule of Major Subsidiaries Consolidated (Details)	12 Months Ended
Dec. 31, 2024
Aptorum Therapeutics Limited (“ATL”) [Member]
Schedule of Major Subsidiaries Consolidated [Line Items]
Incorporation date	Jun. 30, 2016
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED [Member]
Schedule of Major Subsidiaries Consolidated [Line Items]
Incorporation date	May 16, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Provision of management services to its holding company and fellow subsidiaries
Paths Innovations Limited [Member]
Schedule of Major Subsidiaries Consolidated [Line Items]
Incorporation date	Apr. 15, 2019
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Investment holding company
Paths Diagnostics Pte. Limited [Member]
Schedule of Major Subsidiaries Consolidated [Line Items]
Incorporation date	Jun. 05, 2019
Ownership	75.00%
Place of incorporation	Singapore
Principle activities	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited [Member]
Schedule of Major Subsidiaries Consolidated [Line Items]
Incorporation date	Jun. 30, 2017
Ownership	80.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products